American Century Investment Trust Statement of Additional Information Supplement
Supplement dated June 5, 2014 ¡ Statement of Additional Information dated July 26, 2013

The following replaces the introductory paragraphs and tables in the Payments to Dealers section under Appendix B.

Payments to Dealers

The funds’ distributor expects to pay dealer commissions to the financial intermediaries who sell A and/or C Class shares of the fund at the time of such sales. Payments for A Class shares for all funds, except Short Duration, Short Duration Inflation Protection Bond and Prime Money Market, will be as follows:

Purchase Amount	Dealer Commission as a % of Offering Price
< $99,999	4.00%
$100,000 - $249,999	3.00%
$250,000 - $499,999	2.00%
$500,000 - $999,999	1.75%
$1,000,000 - $3,999,999	1.00%
$4,000,000 - $9,999,999	0.50%
> $10,000,000	0.25%

Payments for A Class shares of Short Duration and Short Duration Inflation Protection Bond will be as follows:

Purchase Amount	Dealer Commission as a % of Offering Price
< $99,999	2.00%
$100,000 - $249,999	1.50%
$250,000 - $499,999	1.25%
$500,000 - $3,999,999	1.00%
$4,000,000 - $9,999,999	0.50%
>$10,000,000	0.25%

Effective July 28, 2014

The following replaces the Payments to Dealers section under Appendix B.

Payments to Dealers

The funds’ distributor expects to pay dealer commissions to the financial intermediaries who sell A and/or C Class shares of the fund at the time of such sales. Payments for A Class shares for all funds, except Short Duration, Short Duration Inflation Protection Bond and Prime Money Market, will be as follows:

Purchase Amount	Dealer Commission as a % of Offering Price
< $99,999	4.00%
$100,000 - $249,999	3.00%
$250,000 - $499,999	2.00%
$500,000 - $999,999	1.75%
$1,000,000 - $3,999,999	0.75%
$4,000,000 - $9,999,999	0.50%
> $10,000,000	0.25%

Payments for A Class shares of Short Duration and Short Duration Inflation Protection Bond will be as follows:

Purchase Amount	Dealer Commission as a % of Offering Price
< $99,999	2.00%
$100,000 - $249,999	1.50%
$250,000 - $499,999	1.25%
$500,000 - $3,999,999	0.75%
$4,000,000 - $9,999,999	0.50%
>$10,000,000	0.25%

No dealer commission will be paid on purchases over $1,000,000 by employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. Payments will equal 1.00% of the purchase price of C Class shares sold by the intermediary. No concession or payment will be made on purchases of any share class of Prime Money Market. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases, A Class purchases greater than $1,000,000 for all funds other than Prime Money Market, Short Duration and Short Duration Inflation Protection Bond and A Class purchases greater than $500,000 (or greater than $1,000,000 prior to July 28, 2014) for Short Duration and Short Duration Inflation Protection Bond may be subject to a CDSC as described in the prospectuses.

From time to time, the distributor may make additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority (FINRA). Such payments will not change the price paid by investors for shares of the funds.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

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